CONDENSED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net loss	$ (61,627)	$ (68,624)	$ (83,447)	$ (72,418)	$ (79,524)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	4,737	4,017	5,489	4,829	4,389
Interest expense related to amortization of debt discount and debt issuance costs	1,338	194	274	138	219
Payment in kind interest accrual of notes payable	1,236	675	927	153
Provision for allowance for doubtful accounts	664	666	632	70	188
Provision for inventory reserve	316	1,805	3,343	404	163
Amortization of (discount) premium on short-term investments	(16)	(59)	(85)	4	(53)
Stock-based compensation expense	10,502	8,733	11,660	13,096	14,995
Other	69	(37)	(78)	(76)	41
Changes in operating assets and liabilities:
Accounts receivable, net	(73)	5,191	2,251	(6,473)	(2,541)
Inventory, net	(9,038)	(7,110)	(6,904)	(6,084)	(1,820)
Prepaid and other current assets	1,133	(1,408)	(2,466)	(395)	(82)
Other long-term assets	(53)	(8)	(2)	131	(150)
Accounts payable	522	291	3,234	3,355	(1,225)
Accrued expenses	907	(144)	(497)	(734)	973
Employee-related liabilities	797	(1,225)	(1,578)	2,039	3,846
Deferred revenue	(4,137)	8,528	4,610	981	429
Other current liabilities	(601)	1,348	573	1,924	(1,575)
Deferred rent	(425)	(566)	1	(631)	(461)
Other long-term liabilities	(746)	142	890	923	810
Net cash used in operating activities	(54,495)	(47,591)	(61,173)	(58,764)	(61,378)
Investing activities
Purchase of short-term investments		(25,890)	(30,622)	(80,191)	(67,101)
Proceeds from sales and maturities of short-term investments	8,500	37,950	50,000	88,450	36,210
Purchase of property and equipment	(4,299)	(6,187)	(8,930)	(5,764)	(4,406)
Purchase of patents				(74)	(173)
Net cash provided by (used in) investing activities	4,201	5,873	10,448	2,421	(35,470)
Financing activities
Issuance of notes payable, net of issuance costs		14,994	49,994		29,925
Restricted cash in connection with notes payable	(8,000)				50
Principal payments on notes payable					(30,000)
Proceeds from public offering, net of offering costs	25,125			64,862
Proceeds from issuance of common stock	570	1,592	2,321	3,393	3,664
Net cash provided by financing activities	17,695	16,586	52,315	68,255	3,639
Net increase (decrease) in cash and cash equivalents	(32,599)	(25,132)	1,590	11,912	(93,209)
Cash and cash equivalents at beginning of period	44,678	43,088	43,088	31,176	124,385
Cash and cash equivalents at end of period	12,079	17,956	44,678	43,088	31,176
Supplemental disclosures of cash flow information
Interest paid	5,871	3,205	4,401	3,345	3,369
Income taxes paid			23	9	71
Supplemental schedule of noncash investing and financing activities
Lease incentive - lessor-paid tenant improvements	3,037			933	1,604
Property and equipment included in accounts payable & other current liabilities			$ 501	$ 1,457	789
Debt discount included in other long-term liabilities	4,116	454
Patent included in accrued expense					$ 74
Common stock warrants issued in connection with term loan	3,331
Property and equipment included in accounts payable	$ 72	$ 802